May 1, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Dreyfus Global Growth Fund
     Registration Statement No. 33-6196
     CIK No. 0000794386

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and accompanying supplement, and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 15 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 25, 1997.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                        Very truly yours,




                                        Diane C. Eaton


DCE:de

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan